Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of intangible assets material to entity [line items]
Summary of goodwill and intangible asset

		Customer-	Network -
		related	related
		intangible	intangible			Right of way
	Goodwill	assets	assets	Licenses	Software	and use	Total
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Cost
At January 1, 2022	780,147	877,764	107,202	17,706	23,798	—	1,806,617
Additions during the year	—	—	—	14,772	6,413	—	21,185
Additions through business combinations(a)	119,035	171,765	72,932	—	—	—	363,732
Disposals	—	—	—	(4)	(395)	—	(399)
Exchange differences	(13,543)	(18,163)	(4,844)	(1,886)	(572)	—	(39,008)
At December 31, 2022	885,639	1,031,366	175,290	30,588	29,244	—	2,152,127

At January 1, 2023	885,639	1,031,366	175,290	30,588	29,244	—	2,152,127
Additions during the year	—	—	—	3,007	12,110	—	15,117
Additions through business combinations (note 31)(a)	—	2,224	766	—	—	—	2,990
Disposals	—	(16,219)	(1,758)	(117)	(14,928)	—	(33,022)
Exchange differences	(134,613)	(119,291)	(13,619)	(45)	(4,670)	—	(272,238)
Reclassified to assets held for sale	—	—	—	—	(271)	—	(271)
At December 31, 2023	751,026	898,080	160,679	33,433	21,485	—	1,864,703

At January 1, 2024	751,026	898,080	160,679	33,433	21,485	—	1,864,703
Additions during the year	—	—	—	188	4,177	646	5,011
Disposals	—	(4,540)	(237)	(4)	(9,108)	(333)	(14,222)
Disposal of subsidiary	(12,192)	(50,976)	(17,557)	(9)	(81)	—	(80,815)
Exchange differences	(160,819)	(172,287)	(20,822)	(2,676)	(1,088)	(32)	(357,724)
At December 31, 2024	578,015	670,277	122,063	30,932	15,385	281	1,416,953

Accumulated amortization and impairment
At January 1, 2022	251	131,568	21,885	6,877	20,411	—	180,992
Charge for the year	—	36,169	6,936	2,598	1,627	—	47,330
Impairment charge for the year(b)	121,596	—	—	—	—	—	121,596
Disposals	—	—	—	(4)	(394)	—	(398)
Exchange differences	404	(8,335)	(1,245)	(395)	(313)	—	(9,884)
At December 31, 2022	122,251	159,402	27,576	9,076	21,331	—	339,636

At January 1, 2023	122,251	159,402	27,576	9,076	21,331	—	339,636
Charge for the year	—	34,044	7,217	6,288	2,834	—	50,383
Disposals	—	(16,219)	(1,758)	(117)	(13,328)	—	(31,422)
Exchange differences	9,477	(43,850)	(7,335)	351	(4,827)	—	(46,184)
Reclassified to assets held for sale	—	—	—	—	(38)	—	(38)
At December 31, 2023	131,728	133,377	25,700	15,598	5,972	—	312,375

At January 1, 2024	131,728	133,377	25,700	15,598	5,972	—	312,375
Charge for the year	—	31,972	6,359	4,005	4,195	237	46,768
Impairment charge for the year(b)	87,894	—	—	887	—	—	88,781
Disposals	—	(4,540)	(237)	(4)	(9,107)	(71)	(13,959)
Disposal of subsidiary	—	(9,031)	(3,000)	(1)	(71)	—	(12,103)
Exchange differences	(44,849)	(32,643)	(5,363)	(1,240)	1,995	(3)	(82,103)
At December 31, 2024	174,773	119,135	23,459	19,245	2,984	163	339,759

Net book value
At December 31, 2022	763,388	871,964	147,714	21,512	7,913	—	1,812,491
At December 31, 2023	619,298	764,703	134,979	17,835	15,513	—	1,552,328
At December 31, 2024	403,242	551,142	98,604	11,687	12,401	118	1,077,194
(a)	Includes subsequent asset acquisitions on business combination transactions.
(b)

The carrying amount of the IHS Latam tower businesses group of CGUs was reduced to its recoverable amount through the recognition of an impairment loss against goodwill. This loss is included in administrative expenses in the consolidated statement of income or loss.

Schedule of classification of intangible asset amortization expenses

	2024	2023	2022
	$’000	$'000	$'000

Cost of sales (note 7)	42,468	44,618	42,050
Administrative expenses (note 8)	4,300	5,765	5,280
	46,768	50,383	47,330

Summary of goodwill allocation for each CGU

The following is a summary of goodwill allocation for each CGU or group of CGUs.

		Additions through		Effects of
		business combinations		movements in
		and derecognitions		exchange rates and
	At January 1	through disposals	Impairment	other movements	At December 31
	$'000	$'000	$'000	$'000	$'000
2024
IHS Nigeria	151,727	—	—	(62,136)	89,591
IHS Cameroon S.A.	43,288	—	—	(2,478)	40,810
IHS Côte d’Ivoire S.A.	21,468	—	—	(1,229)	20,239
IHS Zambia Limited	32,817	—	—	(2,545)	30,272
IHS Rwanda Limited	9,504	—	—	(843)	8,661
IHS Kuwait Limited	12,211	(12,192)	—	(19)	—
IHS South Africa Proprietary Limited	54,414	—	—	(1,297)	53,117
IHS Latam tower businesses	202,529	—	(87,894)	(25,834)	88,801
I-Systems	91,340	—	—	(19,589)	71,751
	619,298	(12,192)	(87,894)	(115,970)	403,242
2023
IHS Nigeria	299,457	—	—	(147,730)	151,727
IHS Cameroon S.A.	41,741	—	—	1,547	43,288
IHS Côte d’Ivoire S.A.	20,701	—	—	767	21,468
IHS Zambia Limited	46,718	—	—	(13,901)	32,817
IHS Rwanda Limited	11,186	—	—	(1,682)	9,504
IHS Kuwait Limited	12,223	—	—	(12)	12,211
IHS South Africa Proprietary Limited	58,832	—	—	(4,418)	54,414
IHS Latam tower businesses	187,572	—	—	14,957	202,529
I-Systems	84,958	—	—	6,382	91,340
	763,388	—	—	(144,090)	619,298
2022
IHS Nigeria Limited	59,768	—	—	(3,432)	56,336
INT Towers Limited	214,775	—	—	(12,316)	202,459
IHS Towers NG Limited	43,138	—	—	(2,476)	40,662
IHS Cameroon S.A.	44,388	—	—	(2,647)	41,741
IHS Côte d’Ivoire S.A.	22,012	—	—	(1,311)	20,701
IHS Zambia Limited	50,709	—	—	(3,991)	46,718
IHS Rwanda Limited	11,867	—	—	(681)	11,186
IHS Kuwait Limited	12,369	—	—	(146)	12,223
IHS South Africa Proprietary Limited	—	64,394	—	(5,562)	58,832
IHS Latam tower businesses	241,451	54,641	(121,596)	13,076	187,572
I-Systems	79,419	—	—	5,539	84,958
	779,896	119,035	(121,596)	(13,947)	763,388

Schedule of key assumptions to which the value-in-use calculations are most sensitive

	Pre-tax weighted average cost	Terminal	Tenancy				Gross margins excluding depreciation &
	of capital	growth rate	ratio(a)				amortization(a)
2024
IHS Nigeria	30.5%	4.0%	3.98	x -	6.13	x	45.7	% -	74.7%
IHS Cameroon S.A.	15.4%	4.0%	2.81	x -	3.55	x	55.1	% -	64.1%
IHS Côte d’Ivoire S.A.	10.6%	4.0%	3.86	x -	4.47	x	48.1	% -	58.3%
IHS Zambia Limited	23.9%	4.0%	2.84	x -	3.73	x	54.3	% -	67.8%
IHS Rwanda Limited	17.6%	4.0%	2.06	x -	2.91	x	70.3	% -	75.0%
IHS South Africa Proprietary Limited	13.3%	4.0%	1.79	x -	2.88	x	82.1	% -	88.8%

2023
IHS Nigeria	29.5%	4.0%	4.05	x -	8.32	x	54.4	% -	75.5%
IHS Cameroon S.A.	14.1%	4.0%	2.64	x -	2.94	x	55.0	% -	59.2%
IHS Côte d’Ivoire S.A.	10.8%	4.0%	3.40	x -	4.04	x	48.9	% -	56.7%
IHS Zambia Limited	26.4%	4.0%	2.63	x -	3.11	x	64.0	% -	70.2%
IHS Rwanda Limited	17.1%	4.0%	1.69	x -	2.58	x	66.1	% -	72.6%
IHS Kuwait Limited	7.6%	2.8%	1.01	x -	2.00	x	63.6	% -	71.8%
IHS South Africa Proprietary Limited	15.1%	4.0%	1.40	x -	2.94	x	42.5	% -	50.3%

2022
IHS Nigeria Limited	24.4%	3.2%	3.76	x -	7.74	x	62.5	% -	78.7%
INT Towers Limited	25.4%	3.2%	3.93	x -	4.79	x	61.7	% -	74.0%
IHS Towers NG Limited	24.9%	3.2%	3.65	x -	4.73	x	65.3	% -	72.3%
IHS Cameroon S.A.	13.7%	4.0%	2.56	x -	3.10	x	56.6	% -	65.5%
IHS Côte d’Ivoire S.A.	11.0%	4.0%	3.35	x -	4.00	x	54.8	% -	61.5%
IHS Zambia Limited	30.2%	4.0%	2.61	x -	3.24	x	65.4	% -	72.8%
IHS Rwanda Limited	18.1%	4.0%	2.04	x -	2.64	x	69.0	% -	73.2%
IHS Kuwait Limited	6.3%	3.6%	1.01	x -	1.53	x	56.6	% -	62.6%
IHS South Africa Proprietary Limited	13.9%	3.3%	1.25	x -	2.28	x	42.9	% -	66.4%
(a)	Tenancy ratios and gross margins (excluding depreciation & amortization) disclosed are for the forecast period 2025 - 2029. The tenancy ratios refer to the average number of tenants plus lease amendments (also including extra power and space) per tower that is owned or operated across a tower portfolio at a given point in time.

Schedule of sensitivities to key assumption for fair value less costs of disposals calculation

	Post-tax weighted average cost of capital	Terminal growth rate	Tenancy growth(a)	Homes connected (million)
2024
IHS Latam tower businesses	9.6%	4.7%	5.6%	n.a
I-Systems	9.4%	4.7%	n.a	0.7 - 3.1

2023
IHS Latam tower businesses	11.0%	4.4%	6.4%	n.a
I-Systems	10.7%	4.4%	n.a	1 - 3.1
(a)	Tenancy growth disclosed is for the average annual growth rate for tenancies over the forecast period 2025 - 2034.

IHS Latam Group
Disclosure of intangible assets material to entity [line items]
Schedule of scenarios that would increase the impairment charge recognised

	1% increase	1% decrease	15% decrease
	in post-tax	in terminal	in tenancy
	discount rate	growth rate	growth
	$'000	$'000	$'000
2024
IHS Latam Towers businesses	48,144	—	—

2023
IHS Latam Towers businesses	139,955	71,817	88,368